Stock-Based Compensation - Schedule of Other Equity Instruments (Details) - Board of director - Deferred share units plans - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	2,050,000	1,963,000
Issued (in shares)	187,000	193,000
Reinvested (in shares)	71,000	86,000
Redeemed (in shares)	(634,000)	(191,000)
Forfeitures and cancellations (in shares)	(3,000)	(1,000)
Outstanding, ending balance (in shares)	1,671,000	2,050,000